Contingent Consideration Liabilities - Additional Information (Details) £ in Millions, $ in Billions	12 Months Ended
	Dec. 31, 2024 GBP (£) payment	Dec. 31, 2024 USD ($)	Jan. 09, 2024 GBP (£)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)
Disclosure of fair value of contingent consideration [line items]
Fair value of contingent consideration					£ 482
Liabilities	£ 46,377			£ 46,210
Contingent consideration
Disclosure of fair value of contingent consideration [line items]
Liabilities	£ 1,172			£ 1,053
Aiolos Bio, Inc.
Disclosure of fair value of contingent consideration [line items]
Fair value of contingent consideration			£ 96
Percentage of voting equity interests acquired			100.00%
Shionogi ViiV healthcare
Disclosure of fair value of contingent consideration [line items]
Contingent consideration liability discount percentage	8.00%	8.00%		8.00%
Affinivax
Disclosure of fair value of contingent consideration [line items]
Contingent consideration liability discount percentage	9.00%	9.00%		8.50%
Number of potential milestone payments | payment	2
Affinivax | Contingent consideration
Disclosure of fair value of contingent consideration [line items]
Liabilities	£ 500	$ 0.6
Novartis vaccines | Commercialised Products
Disclosure of fair value of contingent consideration [line items]
Contingent consideration liability discount percentage	8.00%	8.00%		7.50%
Novartis vaccines | Pipeline Assets
Disclosure of fair value of contingent consideration [line items]
Contingent consideration liability discount percentage	9.00%	9.00%		8.50%